Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of foreign exchange derivative contracts	$ 639,000	$ 197,000
(Loss) Gain on foreign exchange contracts	1,295,000	(5,784,000)	(131,000)
(Loss) Gain on interest rate contracts	242,000	720,000	(245,000)
Accrued and Other Current Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair value of foreign exchange derivative contracts	927,000	2,250,000
Fair value of interest rate derivative contracts	$ 0	$ 242,000